The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                                      PROSPECTUS



                                                                 AUGUST __, 1999


                                     [Logo]

                            THE OAKMARK GLOBAL FUND


THE OAKMARK GLOBAL FUND is a series of Harris Associates Investment Trust. The Fund offers two classes of shares, Class I and Class II, each of which is offered in this prospectus.

The other series of the Trust--The Oakmark Fund, The Oakmark Select Fund, The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund, The Oakmark International Fund, and The Oakmark International Small Cap Fund--are offered by a separate prospectus.

                 ----------------------------------------------
                 MEMBER OF THE 100% NO-LOAD MUTUAL FUND COUNCIL
                 ----------------------------------------------

                       Managed by Harris Associates, L.P.
                      Two North LaSalle Street, Suite 500
                            Chicago, Illinois 60602



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
OBJECTIVE, STRATEGIES AND RISKS ...........................................    3
     Investment Objective .................................................    3
     Principal Strategies .................................................    3
     Principal Risks ......................................................    4
HOW THE FUND INVESTS ......................................................    6
     Investment Techniques ................................................    6
     Risk Factors .........................................................    7
     Other Information ....................................................    8
FUND SERVICES .............................................................   10
     Eligibility to Buy Shares ............................................   10
     Share Classes ........................................................   10
     Investment Minimums ..................................................   10
HOW TO BUY SHARES .........................................................   11
     By Check .............................................................   11
     By Wire Transfer .....................................................   11
     By Electronic Transfer ...............................................   12
     By Automatic Investment ..............................................   12
     By Payroll Deduction .................................................   13
     By Exchange ..........................................................   13
     Through Intermediaries ...............................................   14
     General Purchasing Policies ..........................................   15
HOW TO SELL CLASS I SHARES ................................................   17
     In Writing ...........................................................   17
     By Telephone .........................................................   17
     By Electronic Transfer ...............................................   18
     By Exchange ..........................................................   18
     By Wire Transfer .....................................................   19
     By Automatic Redemption ..............................................   19
     General Redemption Policies ..........................................   20
     Shareholder Services .................................................   22
DISTRIBUTIONS AND TAXES ...................................................   24
     Distributions ........................................................   24
     Taxes ................................................................   24
MANAGEMENT OF THE FUNDS ...................................................   25

--------------------------------------------------------------------------------
OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

---------------------------------------------------------
INVESTMENT OBJECTIVE
---------------------------------------------------------

The Fund seeks long-term capital appreciation.

---------------------------------------------------------
PRINCIPAL STRATEGIES
---------------------------------------------------------

The Fund is a diversified fund that seeks to achieve its objective by investing in equity securities which are primarily the common stock of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

- Under normal market conditions, the Fund invests between 20-60% of its total assets in the securities of U.S. companies, and between 40-80% of its total assets in the securities of non-U.S. companies.

- The Fund's foreign investments include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges.

- There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 15% of its assets in securities of issuers based in emerging markets.

- Although there is no restriction on the size of the companies in which the Fund invests, it is anticipated that ordinarily most of the Fund's investments are in mid-sized companies with market capitalizations between $1-8 billion.

- The Fund may invest up to 25% of its total assets in debt securities of both governmental and corporate issuers.

The Fund uses a value-oriented investment philosophy. This philosophy of investing is based upon the belief that over time a company's stock market price moves toward and meets with a company's true business value. Harris Associates, L.P., the Fund's investment adviser (the "Adviser") uses this philosophy to identify companies that the Adviser believes have discounted stock prices compared to the true business value of the companies. After identifying such companies, the Adviser looks for the following additional characteristics, although not all of the companies selected will have these attributes:

     -    positive free cash flows
     -    favorable earnings growth potential
     -    competitive return on equity
     -    high level of manager ownership

As part of this selection process, typically, the Adviser's analysts visit companies and talk to various industry sources.

Each company is analyzed on a case-by-case basis to select those that meet the Adviser's standards of quality and value. This means that the Adviser focuses on individual companies in making its investment decisions rather than on specific economic factors or specific industries.

The chief consideration in the selection of stocks for the Fund is the size of the discount of the stock's market price compared to the economic or underlying value of the security as determined by the Adviser.

Once the Adviser determines that a stock sells at a significant discount to its perceived intrinsic value, it will consider that stock for purchase by analyzing the quality and motivation of the company's management as well as the company's market position within its industry. The Adviser will generally buy a stock that is priced below 60% of its estimated worth and has the other additional qualities mentioned above. The Adviser generally sells a stock when the stock's price approaches 90% of its estimated worth.

The Adviser monitors the Fund's investments and has set specific "buy" and "sell" targets for each security held by the Fund. If the Adviser thinks it is necessary, those targets are adjusted to reflect changes in a company's basic characteristics.

---------------------------------------------------------
PRINCIPAL RISKS
---------------------------------------------------------

- EQUITY SECURITIES. The Fund invests mostly in common stocks. Common stock is one type of equity security which represents an equity interest (ownership) in a corporation. Common stocks are subject to MARKET RISK. A company's stock value may go up or down depending on the company's business success or other economic or market factors that may affect the company's business or investors' perception of the business. This potential for fluctuation in the value of the stocks held in the Fund's portfolio has an effect on the net asset value of the Fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Mid-cap companies may have a shorter history of operations and a smaller market for their shares. WHEN YOU SELL YOUR SHARES OF THE FUND, THEY MAY BE WORTH MORE OR LESS THAN YOU PAID FOR THEM.


     Because of the variable nature of the stock market, the Fund should be considered a long-term investment, designed to provide the best results when held for several years or more. THE FUND MAY NOT BE SUITABLE FOR YOU IF YOU HAVE A SHORT-TERM INVESTMENT HORIZON OR ARE UNWILLING TO ACCEPT FLUCTUATIONS IN SHARE PRICE, INCLUDING SIGNIFICANT DECLINES OVER A GIVEN PERIOD.

- FOREIGN SECURITIES. The Fund's investments in foreign securities present risks which in some ways may be greater than the risks of investing in U.S. securities. These additional risks include currency exchange rate fluctuation, less available public information about issuers, less stringent regulatory standards, lack of uniform accounting, auditing and financial reporting standards, and country risks including less liquidity, high inflation rates, unfavorable market practices and political instability.

- DEBT SECURITIES. The debt securities in which the Fund invests are subject to CREDIT RISK, INTEREST RATE RISK and LIQUIDITY RISK.

     Credit risk is the risk that the company that issued a debt security or bond may become unable to meet its obligation to make payments of principal and interest when due and includes the risk of default.

     Interest rate risk is the risk that the Fund's investments in debt securities will decline in value as a result of changes in interest rates. Generally, the value of fixed income securities rises when prevailing interest rates fall and falls when interest rates rise.

     Liquidity risk is the risk that the Fund may not be able to sell the medium- and lower-grade debt securities because there are too few buyers for them.

- NOT A BANK DEPOSIT. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You risk losing money by investing in the Fund.

     For more information, see "How the Fund Invests--Risk Factors."

----------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------

From time to time the Fund may quote total return figures in marketing materials. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compound rate of change in value represented by the Total Return for the period. All of these calculations assume the reinvestment of dividends and distributions in additional shares of the Fund. Income taxes are not taken into account. Because the Fund is new, Total Return and Average Annual Total Return information is not available.

---------------------------------------------------------
FEES AND EXPENSES
---------------------------------------------------------

Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.

             SHAREHOLDER TRANSACTION EXPENSES
        (fees paid directly from your investment)

                                  Class I                  Class II
Sales charge            None                                 None
Redemption fee          2% if within 6 months of purchase    None
Exchange fee            None                                 None


                  FUND OPERATING EXPENSES
       (expenses that are deducted from Fund assets)

                                         Class I        Class II
Management fees                           1.00%           1.00%
Distribution (12b-1) fees                 None            None
Other expenses*                            .xx%            .xx%
                                          -----           -----
Total Annual Fund Operating
     Expenses                              .xx%            .xx%

--------------
* "Other expenses" and "Total Annual Fund Operating Expenses" reflect the expenses the Fund expects to incur during its initial partial fiscal year. The Adviser has voluntarily agreed to reimburse Class I Shares of the Fund to the extent that the annual ordinary operating expenses of that class exceed 1.75% of the average net assets of Class I Shares, and 2.00% of the average net assets of Class II Shares. The agreement is effective through January 31, 2000, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated, reinvest all dividends and distributions, earn a 5% return each year, and that operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:


                    Class I           Class II
1 year                $xx               $xx
3 years               $xx               $xx
5 years               $xx               $xx
10 years              $xxx              $xxx

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation by investing primarily in equity securities of both U.S. and non-U.S. companies, in at least three countries. Although income is considered in the selection of securities, the Fund is not designed for investors whose primary investment objective is income.

The chief consideration in the selection of equity securities for the Fund is the size of the discount of market price relative to the economic value, or underlying value, of the security as determined by the Adviser. The economic or underlying value of a security generally represents the per share net present value of the issuer's estimated long-term cash flows.

Under normal market conditions, the Fund invests between 20-60% of its total assets in the securities of U.S. companies, and between 40-80% of its total assets in the securities of non-U.S. companies. There is no restriction on the size of the companies in which the Fund invests.

The Fund's foreign investments include foreign government obligations and foreign equity and debt securities that are traded over-the-counter or on foreign exchanges. There are no geographic limits on the Fund's foreign investments, but the Fund does not expect to invest more than 15% of its assets in securities of companies based in emerging markets.

------------------------------------------------------------
INVESTMENT TECHNIQUES
------------------------------------------------------------

EQUITY SECURITIES. The Fund invests most of its assets in common stocks of both U.S. and non-U.S. companies.

DEBT SECURITIES. The Fund may invest up to 25% of its total assets in debt securities of both governmental and corporate issuers. The Fund may invest in debt securities that are rated below investment grade, without a minimum rating requirement. Lower-grade debt securities (commonly called "junk bonds") are obligations of issuers rated BB or lower by Standard & Poor's Corporation ("S&P")or Ba or lower by Moody's Investors Service, Inc. ("Moody's"). Lower-grade debt securities are considered speculative and may be in poor standing or actually in default. Medium-grade debt securities are those rated BBB by S&P or Baa by Moody's. Securities rated medium-grade are considered to have speculative characteristics. See "Risk Factors--Debt Securities." A description of the ratings used by S&P and Moody's is included as an appendix to the Statement of Additional Information.

SHORT-TERM INVESTMENTS. In seeking to achieve its investment objective, the Fund ordinarily invests on a long-term basis, but on occasion may also invest on a short-term basis, for example, where short-term perceptions have created a significant gap between price and value. Occasionally, securities purchased on a long-term basis may be sold within 12 months after purchase in light of a change in the circumstances of a particular company or industry or in light of general market or economic conditions or if a security achieves its price target in an unexpected shorter period.

To the extent that investments meeting the Fund's criteria for investment are not available, or when the Adviser considers a temporary defensive posture advisable in response to adverse market, economic, political, or other conditions, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies or U.S. government obligations, or may hold cash in domestic or foreign currencies or invest in domestic or foreign money market securities. During those periods, the Fund's assets may not be invested in accordance with its strategy, and the Fund may not achieve its investment objective.

------------------------------------------------------------
RISK FACTORS
------------------------------------------------------------

GENERAL. All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The Fund is intended for long-term investors.

MARKET RISK. The Fund is subject to the market risk that always comes with investments in equity securities. Stock prices may fluctuate widely over short or extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. The stocks of mid-cap companies are more volatile and may be less liquid than large-cap stocks. Mid-cap companies may have a shorter history of operations and a smaller market for their shares.

INTERNATIONAL INVESTING. You should understand and consider carefully the greater risks involved in investing internationally.

The Fund may invest between 40-80% of its total assets in securities of non-U.S. issuers. International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. While from time to time many foreign economies have grown faster than the U.S. economy, and, as a result, the returns on investments in those foreign countries have been greater than the returns of similar U.S. investments, there can be no assurance that economic conditions in any country will continue to be favorable.

Investing in securities of non-U.S. companies involves both opportunities and risks not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information about the companies issuing stock; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

Although the Fund tries to invest in companies and governments of countries having stable political environments, there is the possibility of restriction of foreign investment, expropriation of assets, or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations. Economies in individual foreign markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions.

The Fund may invest in the securities of "emerging market" countries. Emerging market countries as determined by the Adviser are those countries not included in Morgan Stanley's Europe, Australasia and Far East (EAFE) Index, an unmanaged index that comprises 20 major international markets. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

The securities' markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. For more information, please refer to the Statement of Additional Information.

The cost of investing in securities of non-U.S. companies is higher than the cost of investing in U.S. securities. The Fund provides an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than for a typical domestic equity fund.

INTEREST RATE RISK. The Fund may invest up to 25% of its total assets in debt securities of both governmental and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in the Fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, to the extent that the Fund invests in debt securities, interest rate fluctuations will affect its net asset value, but not the income it receives from its debt securities. In addition, if the debt securities contain call, prepayment or redemption provisions, during a period of declining interest rates, those securities are likely to be redeemed, and the Fund would probably be unable to replace them with securities having as great a yield.

CREDIT RISK. The Fund may invest up to 25% of its total assets in debt securities that are rated below investment grade or, if unrated, are considered by the Adviser to be of comparable quality. Investment in medium- or lower-grade debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. Lower-grade debt securities (commonly called "junk bonds") are obligations of issuers rated BB or lower by S&P or Ba or lower by Moody's. Lower-grade debt securities are considered speculative and may be in poor standing or actually in default. Medium-grade debt securities are those rated BBB by S&P or Baa by Moody's. Securities rated medium-grade are considered to have speculative characteristics.

An economic downturn could severely disrupt the market in medium or lower grade debt securities and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

LIQUIDITY RISK. Medium- and lower-grade debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio of these debt securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------

CHANGE IN OBJECTIVE. The Fund's investment objective may be changed by the board of trustees without shareholder approval. Shareholders would receive at least 30 days' written notice of any change in the Fund's objective. If there is a change in investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. There can be no assurance that the Fund will achieve its investment objective.

YEAR 2000. The smooth operation of the Fund depends on the ability of the Fund's custodian, transfer agent and the other service providers to the Fund to provide services without interruption. Some computer systems used today will be unable to process date-related information because they are not programmed to distinguish between the year 2000 and the year 1900. The Adviser, like many other businesses, is taking steps to ensure that the computer systems on which the smooth operation of the Fund depends will continue to function properly.

The Adviser is working with the service providers to the Fund, such as the custodian, transfer agent and various broker-dealers through which portfolio securities of the Fund are traded, to arrange for testing of internal and external systems. Based on the information currently available, the Adviser does not anticipate any material impact on the delivery of services currently provided. There can be no guarantee, however, that the steps taken by the Adviser in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

In addition, Year 2000 issues may affect the business results and prospects of companies whose stocks are held by the Fund, or the ability of issuers of bonds held by the Fund to meet their interest and principal payment obligations to their bond holders. Although the Adviser considers the status of companies' preparations for Year 2000, it has not had a material affect on the decision to buy or sell securities thus far.

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------

The Fund is a "no-load" mutual fund, which means that it does not impose any commission or sales charge when shares are purchased or sold, nor does the Fund have any 12b-1 fees. However, the Fund does impose a redemption fee of 2% of the proceeds if you redeem Class I shares within 6 months after you buy them.

The Fund is a series of Harris Associates Investment Trust (the "Trust"), which is authorized to issue shares in separate series. The other series of the Trust are The Oakmark Fund, The Oakmark Select Fund, The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund, The Oakmark International Fund and The Oakmark International Small Cap Fund. Each Fund is a separate portfolio of securities and other assets, each with its own investment objective and policies. Those funds are offered by a separate prospectus.

------------------------------------------------------------
ELIGIBILITY TO BUY SHARES
------------------------------------------------------------

The Fund is available for purchase only by residents of the United States, Puerto Rico, Guam and the U.S. Virgin Islands.

------------------------------------------------------------
SHARE CLASSES
------------------------------------------------------------

The Fund offers two classes of shares: Class I Shares and Class II Shares. Each class is offered at net asset value per share of that class. Class I Shares of the Fund are offered to members of the general public. Class II Shares of the Fund are offered to certain 401(k) plans and other tax-qualified plans. Class II Shares of the Fund pay a service fee at the annual rate of .25% of the average net assets of Class II Shares of the Fund for the administrative services associated with the administration of such tax-qualified retirement plans.

If you invest in Class II Shares, the procedures by which you can buy and sell shares are governed by the terms of your retirement plan. You must contact your plan sponsor or service provider for information on how to buy and sell your Class II Fund shares.

To buy and sell Class II Shares, you must do so through an Intermediary, such as a broker-dealer, bank, retirement plan service provider or retirement plan sponsor ("Intermediary"). The Intermediary accepts purchase and sale orders for Class II Shares as an authorized agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day. See "Share Price," below.

---------------------------------------------------------
INVESTMENT MINIMUMS
---------------------------------------------------------
(APPLIES TO CLASS I SHARES ONLY)

---------------------------------------------------------
                             INITIAL       SUBSEQUENT
                            INVESTMENT    INVESTMENTS
---------------------------------------------------------
Regular investing             $1,000          $100
account:
---------------------------------------------------------

Traditional or Roth IRA:      $1,000          $100
---------------------------------------------------------

Education IRA:                 $500           $100
---------------------------------------------------------

Automatic Investment           $500           $100
Plan or Payroll
Deduction Plan:
---------------------------------------------------------

---------------------------------------------------------
OAKMARK UNITS
---------------------------------------------------------

You may purchase shares of the Fund by exchange of shares of another Oakmark Fund or by exchange of Service Units of the Government Portfolio of the Goldman Sachs Trust ("Oakmark Units").

--------------------------------------------------------------------------------
HOW TO BUY CLASS I SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

                    OPENING AN ACCOUNT

-    Complete and sign the New Account Registration
     Form and make out a check for the appropriate investment amount, payable to "State Street Bank and Trust Company." THE TRUST WILL NOT ACCEPT CASH,
     DRAFTS, "STARTER" CHECKS, THIRD PARTY CHECKS, OR
     CHECKS DRAWN ON BANKS OUTSIDE OF THE UNITED STATES.

- Mail your completed New Account Registration Form along with your check to: State Street Bank and Trust
     Company, Attention:

                       Oakmark Funds
                       P.O. Box 8510
                   Boston, MA 02266-8510

                  ADDING TO AN ACCOUNT


- Make out a check for at least $100, payable to "State Street Bank and Trust Company." THE TRUST
     WILL NOT ACCEPT CASH, DRAFTS, "STARTER" CHECKS,
     THIRD PARTY CHECKS, OR CHECKS DRAWN ON BANKS
     OUTSIDE OF THE UNITED STATES.


- Mail your check along with either the stub from your Fund account confirmation statement or a note indicating the amount of the purchase, your account number, and the name in which your account is registered. Your request should be mailed to State Street Bank and Trust Company at the address shown on the left.

--------------------------------------------------------------------------------
BY WIRE TRANSFER
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

- Call 1-800-OAKMARK and choose menu option 2 to request an account number and wire transfer instructions.

- You will be asked to furnish your social security number or other tax identification number.

-    Your bank may charge you for the transfer.

                             ADDING TO AN ACCOUNT

- Instruct your bank to transfer funds to State Street Bank & Trust Company, ABA# 011000028, DDA# 9904-632-8

- Specify the Fund name, your account number and the registered account name(s) in the instructions.

-    Call your bank and advise them of your instructions for the wire transfer.

-    Your bank may charge you for the transfer.

--------------------------------------------------------------------------------
BY ELECTRONIC TRANSFER
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

-    You may not open a new account by electronic transfer.

                             ADDING TO AN ACCOUNT

- If you established the electronic transfer privilege on your New Account Registration Form, call the Fund's Voice Response System ("OAKLINK") at 1-800-OAKMARK, choose menu options 1 then 3, and follow the instructions or call an investor service representative at 1-800-OAKMARK and choosing menu option 2.

- If you did not establish the electronic transfer privilege on your New Account Registration Form, obtain a Shareholder Services Form by visiting our website at www.oakmark.com or by calling an investor service representative at 1-800-OAKMARK and choose menu option 2.

- Confirm with your bank or credit union that it is a member of the Automated Clearing House (ACH) system.

--------------------------------------------------------------------------------
BY AUTOMATIC INVESTMENT
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

-    Choose the Automatic Investment Plan on your New Account Registration Form.

-    Your initial investment must be at least $500 and be made by check.

- In addition to your investment check, send a check marked "Void" or a deposit slip from your bank account along with your New Account Registration Form.

                             ADDING TO AN ACCOUNT

- If you chose the Automatic Investment Plan when you opened your account, subsequent purchases of shares will be made automatically either monthly or quarterly, by electronic transfer from your bank account in the dollar amount you specified.

-    Your subsequent investments must be at least $100.

- If you did not establish the electronic transfer privilege on your New Account Registration Form and you wish to establish this privilege, obtain a Shareholder Services Form by visiting our website at www.oakmark.com and return the completed form to us or call an investor service representative at 1-800-OAKMARK and choose menu option 2.

--------------------------------------------------------------------------------
BY PAYROLL DEDUCTION
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

- Complete and sign the New Account Registration Form and the Payroll Deduction Plan Application and return both forms along with a check for at least $500 to: State Street Bank and Trust Company, Attention:

                                Oakmark Funds
                                P.O. Box 8510
                            Boston, MA  02266-8510

- The Payroll Deduction Plan Application allows you to purchase shares of the Fund on a monthly, bi-monthly, or quarterly basis by instructing your employer to deduct from your paycheck a specified dollar amount.



                             ADDING TO AN ACCOUNT

- If you completed the payroll deduction plan application, subsequent purchases of shares will be made automatically, either monthly, bi-monthly or quarterly, by deducting the dollar amount you specified from your pay.

-    Your subsequent investments must be at least $100.

- If you want to establish the payroll deduction plan, obtain a Payroll Deduction Plan Application by visiting our website at www.oakmark.com and return the completed form to us or call an investor service representative at 1-800-OAKMARK and choose menu option 2.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

- Call 1-800-OAKMARK and choose menu option 2. Register the new account into which you are making the exchange exactly the same as the account from which you are exchanging shares.

-    Your initial investment into your new account must be at least $1,000.

                             ADDING TO AN ACCOUNT

- Call the Fund's Voice Response System, OAKLINK, at 1-800-OAKMARK and choose menu options 1 then 3 and follow the instructions, or call an investor service representative at 1-800-OAKMARK and choose menu option 2.

- Send a letter of instruction, indicating the name of the Fund and your name, and advising of the Fund account number from which you wish to redeem shares and advising of the name of the Fund and the Fund account number into which you wish to buy shares, to: State Street Bank and Trust Company, Attention:

                                Oakmark Funds
                                P.O. Box 8510
                            Boston, MA  02266-8510

-    Your subsequent investments must be at least $100.

- EXCEPT FOR AUTOMATIC EXCHANGES FROM OAKMARK UNITS, YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM THE FUND IN ANY CALENDAR YEAR, AND THE TRUST MAY REFUSE REQUESTS FOR MORE FREQUENT EXCHANGES.

- An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

- Obtain a current prospectus for the Fund into which you are exchanging by calling the transfer agent at 1-800-OAKMARK.

Other restrictions apply - see "General Purchasing Policies."

--------------------------------------------------------------------------------
THROUGH INTERMEDIARIES
--------------------------------------------------------------------------------

                              OPENING AN ACCOUNT

- You may buy shares of the Fund through certain broker-dealers, banks and other Intermediaries.

- Those Intermediaries may charge a fee for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest.

- You may purchase shares of the Fund directly from the Trust without the imposition of any charges other than those described in this prospectus.

- Please note that an investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

- For further information about buying shares through Intermediaries, please see "Share Price," below.

                             ADDING TO AN ACCOUNT

-    Please refer to the information on the left.

------------------------------------------------------------
SHARE PRICE
------------------------------------------------------------

NET ASSET VALUE. The net asset value of a share of Class I or Class II of each Fund is determined by the Fund's custodian, State Street Bank and Trust Company, as of the close of regular session trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on any day on which that exchange is open for trading.

The net asset value of Class I Shares of the Fund is determined by dividing the value of the assets attributable to Class I Shares of the Fund, less liabilities attributable to that class, by the number of Class I Shares outstanding. Similarly, the net asset value of Class II Shares of the Fund is determined by dividing the value of the assets attributable to Class II Shares of the Fund, less liabilities attributable to that class, by the number of Class II Shares outstanding.

An Intermediary, who accepts purchase and sale orders at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as an authorized agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

Trading in the securities of non-U.S. issuers held in the Fund's portfolio takes place in various markets on days and at times other than when the New York Stock Exchange is open for trading. Therefore, the calculation of net asset value does not take place at the same time as the prices of many of those portfolio securities are determined and the value of the Funds' portfolios may change on days when the Funds are not open for business and their shares may not be bought or sold.

Price information may be obtained by accessing the Funds' website at www.oakmark.com or by calling the 24-Hour Net Asset Value Hotline, 1-800-GROWOAK (1-800-476-9625)

PURCHASE PRICE AND EFFECTIVE DATE. Each purchase of Class I Shares of the Fund is made at the net asset value of Class I Shares next determined as follows:

- A purchase BY CHECK, WIRE TRANSFER OR ELECTRONIC TRANSFER is made at the net asset value next determined after receipt by the Trust's transfer agent of your check or wire transfer or your electronic transfer investment instruction.

- A purchase THROUGH AN INTERMEDIARY that IS NOT an authorized agent of the Trust for the receipt of orders is made at the net asset value next determined after receipt of your order by the Trust's transfer agent.

- A purchase THROUGH AN INTERMEDIARY that IS an authorized agent of the Trust for the receipt of orders is made at the net asset value next determined after receipt of the order by the Intermediary.

Each purchase of Class II Shares of the Fund through an Intermediary is made at the net asset value of Class II Shares next determined after receipt of the order by the Intermediary.

------------------------------------------------------------
GENERAL PURCHASING POLICIES
------------------------------------------------------------
- The Trust cannot accept a purchase order specifying a particular purchase date or price per share.

- Each purchase order for the Fund must be accepted by an authorized agent or officer of the Trust or its transfer agent and is not binding until accepted and entered on the books of the Fund.

- Once your purchase order has been accepted, you may not cancel or revoke it; however, you may redeem the shares.

- The Trust reserves the right to reject any purchase order that it determines not to be in the best interest of the Trust or of the Fund's shareholders.

- If your order to purchase shares of the Fund is canceled because your check or electronic transfer does not clear, you will be responsible for any resulting losses to the Fund.

- Neither the Fund nor the Trust will be responsible for the consequences of delays in processing a wire transfer, including delays in the banking or Federal Reserve wire transfer systems.

- The Trust will not be responsible for any loss resulting from an unauthorized transaction initiated by telephone if it or its transfer agent follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information and sending written confirmation of telephone transactions. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

- An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

- The Trust reserves the right at any time without prior notice to suspend or terminate the use of the telephone exchange privilege by any person or class of persons.

- The Trust believes that use of the telephone exchange privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS THE TRUST HAS REASON TO BELIEVE ARE "MARKET-TIMERS."

--------------------------------------------------------------------------------
HOW TO SELL CLASS I SHARES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IN WRITING
--------------------------------------------------------------------------------

You may sell some or all of your shares of the Fund by writing to the Trust's transfer agent, State Street Bank and Trust Company, Attention:

                                Oakmark Funds
                                P.O. Box 8510
                            Boston, MA 02266-8510

Your redemption request must:

-    identify the Fund and give your account number;

-    specify the number of shares or dollar amount to be redeemed; and

- be signed in ink by all account owners exactly as their names appear on the account registration.

Your request must also INCLUDE A SIGNATURE GUARANTEE if any of the following situations applies:

-    your account registration has been changed within the last 30 days;

- the check is to be mailed to an address different from the one on your account (record address);

- the check is to be made payable to someone other than the registered account owner; or

- you are instructing us to transmit the proceeds to a bank account that you have not previously designated as the recipient of such proceeds.

See "General Redemption Policies--Signature Guarantee" for more information.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

- You may redeem shares from your account by calling the Funds' Voice Response System, OAKLINK, at 1-800-OAKMARK and choosing menu options 1 then 3 and following the instructions, or by calling an investor service representative at 1-800-OAKMARK and choosing menu option 2.

-   A check for the proceeds will be sent to your address of record.

- A redemption request received by telephone after 4 p.m. Eastern time (or after the close of regular session trading on the New York Stock Exchange if the NYSE closes before 4 p.m.) is deemed received on the next business day.

- You may not redeem by telephone shares held in an IRA account or an account for which you have changed the address within the preceding 30 days.

--------------------------------------------------------------------------------
BY ELECTRONIC TRANSFER
--------------------------------------------------------------------------------

- You may request that the payment of the proceeds of the sale of your shares be made by electronic transfer to a checking account previously designated by you at a bank that is a member of the Automated Clearing House (ACH) system. Confirm with your bank or credit union that it is a member of ACH.

- To redeem shares from your account, call the Funds' Voice Response System, OAKLINK, at 1-800-OAKMARK and choose menu options 1 then 3 and follow the instructions, or call an investor service representative at 1-800-OAKMARK and choose menu option 2.

- Payment of the proceeds of the sale of shares will normally be sent on the next business day after receipt of your request. A redemption request received by telephone after 4 p.m. Eastern time (or after the close of regular session trading on the New York Stock Exchange if the NYSE closes before 4 p.m.) is deemed received on the next business day.

- If the proceeds of your redemption are sent by electronic transfer, your bank will be notified of the transfer on the business day following the date of redemption, but your bank account will not receive "good funds" for at least one week.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

- You may sell some or all of your shares of the Fund and use the proceeds to buy shares of another Oakmark Fund or Oakmark Units either in writing or by calling the Fund's Voice Response system, OAKLINK, at 1-800-OAKMARK and choosing menu options 1 then 3 and following the instructions, or by calling an investor service representative at 1-800-OAKMARK and choosing menu option 2.

- Obtain a current prospectus for the Fund into which you are exchanging by calling the transfer agent at 1-800-OAKMARK.

- An exchange request received by telephone after the close of regular session trading on the New York Stock Exchange (usually 4 p.m. Eastern time) is deemed received on the next business day.

For more information on requesting an exchange, please refer to the section entitled "How to Buy Shares--By Exchange."

--------------------------------------------------------------------------------
BY WIRE TRANSFER
--------------------------------------------------------------------------------

- You may sell shares of your Fund account and request that the proceeds be paid by wire transfer to your bank account, provided the redemption proceeds are at least $250.

- Call a shareholder service representative at 1-800-OAKMARK and choose menu option 2 for instructions.

- The cost of the wire transfer (currently $5) will be deducted from your account or if you redeem your entire account, from the redemption proceeds.

- A wire transfer will normally result in your bank account receiving "good funds" on the business day following the date of redemption of your shares.

Some transactions require a signature guarantee. See "General Redemption Policies--Signature Guarantee."

--------------------------------------------------------------------------------
BY AUTOMATIC REDEMPTION
--------------------------------------------------------------------------------

- You may automatically redeem a fixed dollar amount of shares each month or quarter and have the proceeds sent by check to you or deposited by electronic transfer into your bank account by so electing on your New Account Registration Form.

- Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

------------------------------------------------------------
GENERAL REDEMPTION POLICIES
------------------------------------------------------------

SIGNATURE GUARANTEE. Your request to sell your Fund shares must include a signature guarantee if any one of the following situations applies:

-    your account registration has been changed within the last 30 days;

- the redemption check is to be mailed to an address different from the one on your account (record address);

- the redemption check is to be made payable to someone other than the registered account owner; or

- you are instructing us to transmit the proceeds to a bank account that you have not previously designated as the recipient of such proceeds.

You should be able to obtain a signature guarantee from a bank, securities broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. YOU CANNOT OBTAIN A SIGNATURE GUARANTEE FROM A NOTARY PUBLIC. The signature guarantee must include an ink-stamped guarantee for each signature on the redemption request and must include the name of the guarantor bank or firm and an authorized signature.

SPECIAL ACCOUNT TYPES. Special rules apply to redemptions by corporations, trusts and partnerships:

- In the case of a CORPORATION, the request must be signed in the name of the corporation by an officer whose title must be stated, and must be accompanied by a bylaw provision or resolution of the board of directors, certified within 60 days, authorizing the officer to so act.

- A redemption request from a PARTNERSHIP or a TRUST must be signed in the name of the partnership or trust by a general partner or a trustee and include a signature guarantee. If the trustee is not named in the account registration, a redemption request by a trust must also include evidence of the trustee's appointment as such (e.g., a certified copy of the relevant portions of the trust instrument).

- Under certain circumstances, before the shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

OTHER POLICIES. Certain other policies apply to the sale of Fund shares. PLEASE TELEPHONE AN INVESTOR SERVICE REPRESENTATIVE AT 1-800-OAKMARK AND CHOOSE MENU OPTION 2 IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING YOUR REQUEST.

- The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

- You may not cancel or revoke your redemption order once your instructions have been received and accepted.

- During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone call to an investor service representative; during such periods, you may wish to place your exchange by mail or by telephone through the Funds' Voice Response System, OAKLINK at 1-800-OAKMARK, choose menu option 1 then 3 and follow the voice instructions. See page __ for further information about OAKLINK.

- The Trust reserves the right to require a properly completed New Account Registration Form before making payment for shares redeemed.

- The price at which your redemption order will be processed is the net asset value next determined after proper redemption instructions are received. See "Share Price--Net Asset Value." Because the redemption price you receive depends upon the net asset value per share at the time of redemption, it may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

- The Trust will generally mail redemption proceeds that are payable by check within seven days after proper instructions are received. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by wire transfer through your bank.

- The Trust reserves the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

- The Trust believes that use of the telephone exchange privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS WHICH THE FUND HAS REASON TO BELIEVE ARE "MARKET-TIMERS." EXCEPT FOR AUTOMATIC EXCHANGES FROM OAKMARK UNITS, YOU MAY NOT MAKE MORE THAN FOUR EXCHANGES FROM ANY FUND IN ANY CALENDAR YEAR. Although the Trust will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

- Shares in any account you maintain with a Fund may be redeemed to the extent necessary to reimburse the Fund for any loss it sustains that is caused by you (such as losses from uncollected checks and electronic transfers or any Fund liability under the Internal Revenue Code provisions on backup withholding relating to your account).

TELEPHONE TRANSACTIONS. Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

Use of any telephone redemption or exchange privilege authorizes the Fund and its transfer agent to tape record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests the shareholder to review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any loss due to unauthorized or fraudulent instructions.

REDEMPTION FEE--CLASS I SHARES. The Fund imposes a redemption fee equal to 2% of the proceeds of the sale if you sell your Class I shares within 6 months after you buy them.

SMALL ACCOUNT REDEMPTION. The Trust also reserves the right to redeem shares in any account and send the proceeds to the owner if the shares in the account do not have a value of at least $1,000. A shareholder would be notified that the account is below the minimum and allowed 30 days to bring the account value up to the minimum.

REDEMPTION IN KIND. The Fund intends to pay all redemptions in cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities.

Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------

If you are a holder of CLASS I SHARES of the Fund, the following services are available to you. If you are a holder of CLASS II SHARES of the Fund, your 401(k) or other retirement plan will provide shareholder services to you as required in accordance with your plan agreement. You should contact your plan sponsor or service provider for information about the services available to you under the terms of your plan.

REPORTING TO SHAREHOLDERS. You will receive a confirmation statement reflecting each of your purchases and sales of shares of the Fund, as well as periodic statements detailing distributions made by the Fund. Shares purchased by reinvestment of dividends or pursuant to an automatic investment plan will be confirmed to you quarterly. In addition, the Trust will send you periodic reports showing Fund portfolio holdings and will provide you annually with tax information.

IRA PLANS. The Trust has a master individual retirement account (IRA) plan that allows you to invest in a Regular IRA, Roth IRA, Education IRA or SIMPLE IRA on a tax-sheltered basis in the Funds or Oakmark Units of the Government Portfolio of Goldman, Sachs Money Market Trust. The plan also permits you to "roll over" or transfer to your Regular IRA a lump sum distribution from a qualified pension or profit-sharing plan, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination. Information on IRAs may be obtained by calling the transfer agent at 1-800-OAKMARK (choose menu option 3).

ESTABLISHING PRIVILEGES. You may establish any of the shareholder privileges when you complete an application to purchase shares of the Fund. If you have already established an account and want to add or change a privilege, visit our website at www.oakmark.com to obtain a Shareholder Services Form and return the completed form to us, or call an investor service representative at 1-800-OAKMARK (choose menu option 2) to request the appropriate form. Your call will be recorded.

VOICE RESPONSE SYSTEM ("OAKLINK"). To obtain information about your account, such as account balance, last transaction and distribution information, to purchase, redeem or exchange shares of a Fund or Oakmark Units, or to order duplicate statements, call the Funds' Voice Response System, OAKLINK, at 1-800-OAKMARK (choose menu option 1). Please note: you must have a personal identification ("PIN") number to access account information or OAKLINK. Call 1-800-OAKMARK (choose menu option 2) and speak with an investor service representative to obtain your PIN number. Your call will be recorded.

WEBSITE. For more information about the Fund, or about any of the other
Oakmark Funds, such as prospectuses, account applications, shareholder reports, portfolio manager commentaries, or each Fund's daily NAV, access our website at www.oakmark.com. To obtain information about your account, such as your account balance, your last transaction and account history, click on "Account Information" and follow the instructions.

ACCOUNT ADDRESS CHANGE. You may change the address of record for your Fund account by sending written instructions to the transfer agent at its address shown on the inside back cover of this prospectus or by telephoning an investor service representative at 1-800-OAKMARK (choose menu option 2). Your call will be recorded.

ACCOUNT REGISTRATION CHANGE. You may change your account registration only by sending your written instructions with a signature guarantee to the transfer agent at its address shown on the inside back cover of this prospectus. See "General Redemption Policies--Signature Guarantee" regarding signature guarantees.

QUESTIONS ABOUT YOUR FUND ACCOUNT. If you have a question about your account, you may telephone an investor service representative at 1-800-OAKMARK (choose menu option 2).

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

------------------------------------------------------------
DISTRIBUTIONS
------------------------------------------------------------

The Fund distributes to shareholders at least annually substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from the Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

------------------------------------------------------------
TAXES
------------------------------------------------------------

Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Distributions will be taxable to you whether received in cash or reinvested in Fund shares.

You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.

If you purchase shares shortly before a record date for a distribution you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost. However, for federal income tax purposes your original cost would continue as your tax basis. If you redeem shares within six months, any loss on the sale of those shares would be long-term capital loss to the extent of any distributions of long-term capital gain that you have received on those shares.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

If (a) you fail to (i) furnish your properly certified social security or other tax identification number or (ii) certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income, or (b) the Internal Revenue Service informs the Trust that your tax identification number is incorrect, the Trust may be required to withhold Federal income tax at a rate of 31% ("backup withholding") from certain payments (including redemption proceeds) to you. These certifications are contained in the New Account Registration Form that should be completed and returned when opening an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

This discussion of U.S. and foreign taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You may wish to consult your own tax adviser.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The board of trustees of the Trust has overall responsibility for the conduct of the affairs of the Funds and the Trust. The trustees serve indefinite terms of unlimited duration. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the Trust's outstanding shares. A trustee may be removed with or without cause upon the written declaration of a majority of the trustees.

The Funds' investments and business affairs are managed by the Adviser, Harris Associates L.P. The Adviser also serves as investment adviser to individuals, trusts, retirement plans, endowments and foundations, and manages numerous private partnerships.

The Adviser was organized in 1995 to succeed to the business of a previous limited partnership, also named Harris Associates L.P. (the "Former Adviser"), that, together with its predecessor, had advised and managed mutual funds since 1970. The Adviser, a limited partnership, is managed by its general partner, Harris Associates, Inc. ("HAI"), a wholly-owned subsidiary of Nvest Companies, L.P. (formerly known as New England Investment Companies, L.P.) ("Nvest"). Nvest owns all of the limited partnership interests in the Adviser. Nvest is a limited partnership that owns investment management and related firms. Nvest is part of an affiliated group that includes Nvest, L.P., a publicly traded company listed on the New York Stock Exchange. Metropolitan Life Insurance Company owns the general partner of Nvest and approximately 48% of its outstanding partnership interests.

Subject to the overall authority of the board of trustees, the Adviser furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment and management personnel.

For its services, the Adviser receives an advisory fee from the Fund at the annual rate of 1.00% of the Fund's average net assets.

The Adviser has voluntarily agreed to reimburse Class I Shares of the Fund to the extent that the annual ordinary operating expenses of that class exceed 1.75% of the average net assets of Class I Shares, and 2.00% of the average net assets of Class II Shares. The agreement is effective through January 31, 2000, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

The Trust uses "Harris Associates" in its name and "Oakmark" in the names of the Fund by license from the Adviser and would be required to stop using those names if Harris Associates ceased to be the Adviser. The Adviser has the right to use the names for another enterprise, including another investment company.

The investment objective and policies of the Fund were developed by the Adviser and by Gregory L. Jackson and Michael J. Welsh, C.F.A. and C.P.A., the Fund's portfolio managers. Mr. Jackson is responsible for the day-to-day management of the Fund's domestic portfolio, and Mr. Welsh manages the day-to-day affairs of the Fund's foreign portfolio.

Mr. Jackson joined the adviser in July of 1998. He holds a B.S. in Finance from the University of Utah, and an MBA in Finance from the University of Chicago. Previously he had been a Portfolio Manager/analyst with Yacktman Asset Management. Mr. Welsh joined the adviser as an international analyst in 1992. Previously he had been a senior associate, valuation services, with Coopers & Lybrand. Mr. Welsh holds an M.M. in Finance from Northwestern University (1993) and a B.S. in Accounting from the University of Kansas (1985).

Brokerage transactions for the Funds may be executed through Harris Associates Securities L.P., a registered broker-dealer and an affiliate of the Adviser.

         You can obtain more information about the Fund's investments in its semiannual and annual reports to shareowners.

         You may wish to read the Statement of Additional Information (SAI) for more information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

         You can obtain free copies of the Fund's semiannual and annual reports and the SAI, request other information, and discuss your questions about the Fund by writing or calling:

                                  OAKMARK FUNDS
                                  P.O. BOX 8510
                              BOSTON, MA 02266-8510
                                  1-800-OAKMARK
                                (1-800-625-6275)

         Other information about the Fund may also be obtained by accessing the Fund's website at www.oakmark.com. Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at http://www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, by calling 800-SEC-0330, or by sending your request and the appropriate fee to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.





Harris Associates Investment Trust          811-06279

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                             STATEMENT OF ADDITIONAL INFORMATION




                                                                 AUGUST __, 1999



                             THE OAKMARK GLOBAL FUND
                                  No-Load Fund


                                                        Two North LaSalle Street
                                                    Chicago, Illinois 60602-3790
                                                         Telephone 1-800-OAKMARK
                                                                (1-800-625-6275)
                                                                 www.oakmark.com


This Statement of Additional Information relates to The Oakmark Global Fund (the "Fund"), a series of Harris Associates Investment Trust (the "Trust"). Information about the other series of the Trust, The Oakmark Fund, The Oakmark Select Fund, The Oakmark Small Cap Fund, The Oakmark Equity and Income Fund, The Oakmark International Fund and The Oakmark International Small Cap Fund is contained in the separate prospectus and Statement of Additional Information for those Funds. This Statement of Additional Information is not a prospectus but provides information that should be read in conjunction with the Fund's prospectus dated the same date as this Statement of Additional Information and any supplement thereto. You may obtain a prospectus or semi-annual or annual report from the Fund at no charge by writing, telephoning or accessing the Funds at their address, telephone number or website shown above.

-------------------------------------------------------------------------------
                                TABLE OF CONTENTS


         THE FUNDS.......................................................2
         INVESTMENT RESTRICTIONS.........................................2
         HOW THE FUND INVESTS............................................4
         PERFORMANCE INFORMATION........................................10
         INVESTMENT ADVISER.............................................12
         TRUSTEES AND OFFICERS..........................................13
         PURCHASING AND REDEEMING SHARES................................15
         ADDITIONAL TAX INFORMATION.....................................17
         TAXATION OF FOREIGN SHAREHOLDERS...............................18
         PORTFOLIO TRANSACTIONS.........................................18
         DECLARATION OF TRUST...........................................19
         CUSTODIAN......................................................20
         INDEPENDENT PUBLIC ACCOUNTANTS.................................20
         APPENDIX -- BOND RATINGS......................................A-1

-------------------------------------------------------------------------------

                                    THE FUND

         The Oakmark Global Fund invests for long-term capital appreciation. The Fund is a series of Harris Associates Investment Trust, a diversified open-end management investment company organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 1, 1991. For more information, see the discussion set forth under the heading "Declaration of Trust."

         The Fund's shares are divided into two share classes: Class I Shares and Class II Shares. Class I Shares of each Fund are offered to members of the general public. As described more fully in the prospectus, Class II Shares of each Fund are offered to certain 401(k) plans and other tax-qualified plans. Class II Shares of the Fund pay a service fee at the annual rate of .25% of the average net assets of Class II Shares of the Fund for the administrative services associated with the administration of such tax-qualified retirement plans. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal voting rights as (except as to matters affecting the interests of only the class).


                             INVESTMENT RESTRICTIONS

         In pursuing its investment objective the Fund will not:

         1. In regard to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except in U.S. government obligations;

         2. Acquire securities of any one issuer which at the time of investment
(a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

         3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government obligations;

         4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing [the Fund will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the Fund's total assets];

         5. Issue any senior security except in connection with permitted borrowings;

         6. Underwrite the distribution of securities of other issuers; however the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

         7. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements,1/ or (c) lending its portfolio securities
--------------
1/ A repurchase agreement involves a sale of securities to the Fund with the concurrent agreement of the seller (bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and other illiquid securities.

[the Fund will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan)];

         8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

         9. Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts;

         10. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization;(2/)

         11. Make margin purchases or participate in a joint or on a joint and several basis in any trading account in securities;

         12. Invest in companies for the purpose of management or the exercise of control;

         13. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

         14. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;

         15. Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

         The first 10 restrictions listed above are fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (i) 67% of the shares of the Fund present at a meeting if more than 50% of the outstanding shares of the Fund are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund. Those restrictions not designated as "fundamental," and the Fund's investment objective, may be changed by the board of trustees without shareholder approval. The Fund's investment objective will not be changed without at least 30 days' notice to shareholders.

         Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in
----------------
(2/) In addition to this investment restriction, the Investment Company Act of 1940 provides that a Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at the time of investment) in all investment company securities purchased by the Fund. Investment in the shares of another investment company would require the Fund to bear a portion of the management and advisory fees paid by that investment company, which might duplicate the fees paid by the Fund.

the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.


                              HOW THE FUND INVESTS


COMMON STOCKS

         The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Common stocks are subject to market risk. Over time, common stocks have historically provided superior long-term capital growth potential. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. A company's stock value may go up or down depending on the company's business success or other economic or market factors that may affect the company's business or investors' perception of the business. This potential for fluctuation in the value of the stocks held in the Fund's portfolio has an effect on the net asset value of the Fund. As a result, the Fund should be considered a long-term investment, designed to provide the best results when held for several years or more. The Fund may not be a suitable investment if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

SECURITIES OF NON-U.S. ISSUERS

         Under normal market conditions, the Fund invests between 40-80% of its total assets in securities of non-U.S. issuers. International investing permits an investor to take advantage of the growth in markets outside the United States. Investing in securities of non-U.S. issuers may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. The Fund may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company and trading in U.S. markets evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs, EDRs or GDRs. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications.

         With respect to portfolio securities of non-U.S. issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions."

         You should understand and consider carefully the risks involved in international investing. Investing in securities of non-U.S. issuers, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements.

         Although the Fund tries to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse, political, social or diplomatic developments that could affect investment in these nations.

         PRIVATIZATIONS. Some governments have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The adviser believes that privatizations may offer opportunities for significant capital appreciation, and intends to invest assets of the Fund in privatizations in appropriate circumstances. In certain of those markets, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         EMERGING MARKETS. The Fund invests in "emerging market" countries. Emerging market countries, as determined by the Adviser, are those countries not included in Morgan Stanley's Europe, Australasia and Far East (EAFE) Index, an unmanaged index that comprises 20 major international markets. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities or, if the Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's board of trustees.

         Income from securities held by the Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. The Fund's net asset value may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

         CURRENCY EXCHANGE TRANSACTIONS. The Fund may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

         Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged.

         If the Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four European Union countries not currently participating in the EMU are Great Britain, Denmark, Sweden and Greece. A new European Central Bank manages the monetary policy of the new unified region, and the exchange rates among the EMU member countries are permanently fixed. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

         This change is likely to significantly impact the European capital markets in which the Fund may invest its assets. The change to the new euro currency could have ongoing potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Adviser is working with the providers of services to the Fund in the areas of clearance and settlement of trades in an effort to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken by the Adviser will be sufficient to avoid any adverse impact on the Fund.

DEBT SECURITIES

         The Fund may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds") and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular ratings category.

         Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy.

An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. See "Net Asset Value." The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

         A description of the characteristics of bonds in each ratings category is included in the appendix to this statement of additional information.

WHEN-ISSUED, DELAYED-DELIVERY AND OTHER SECURITIES

         The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the adviser deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivered basis.

         At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

         The Fund may also enter into a contract with a third party that provides for the sale of securities held by the Fund at a set price, with a contingent right for the Fund to receive additional proceeds from the purchaser upon the occurrence of designated future events, such as a tender offer for the securities of the subject company by the purchaser, and satisfaction of any applicable conditions. Under such an arrangement, the amount of contingent proceeds that the Fund will receive from the purchaser, if any, will generally not be determinable at the time such securities are sold. The Fund's rights under such an arrangement will not be secured and the Fund may not receive the contingent payment, if the stated contingency does not occur or if the purchaser should default on its obligation. The Fund's rights under such an arrangement also generally will be illiquid and subject to the limitations on ownership of illiquid securities.

ILLIQUID SECURITIES

         The Fund may not invest in illiquid securities, if as a result such securities would comprise more than 15% of the value of the Fund's assets.

         If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

         Illiquid securities may include restricted securities, which may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where the Fund holds restricted securities and registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by or under the direction of the board of trustees.

         Notwithstanding the above, the Fund may purchase securities that, although privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under the supervision of the board of trustees, may consider whether securities purchased under Rule 144A are liquid and thus not subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. (See restriction 13 under "Investment Restrictions.") A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, (4) and the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

SHORT SALES

         The Fund may sell securities short against the box, that is: (1) enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns without additional consideration; and (2) enter into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. The Fund may make short sales of securities only if at all times when a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         In a short sale against the box, the Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Fund does not currently expect that [more than 20%] of its total assets would be involved in short sales against the box.

OPTIONS

         The Fund may purchase both call options and put options on securities. A call or put option is a contract that gives the Fund, in return for a premium paid upon purchase of the option, the right during the term of the option to buy from, or to sell to, the seller of the option the security underlying the option at a specified exercise price. The option is valued initially at the premium paid for the option. Thereafter, the value of the option is marked-to-market daily. It is expected that the Fund will not purchase a call option or a put option if the aggregate value of all call and put options held by the Fund would exceed 5% of the Fund's net assets.

TEMPORARY STRATEGIES

         The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies.

         In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.


                             PERFORMANCE INFORMATION

         From time to time the Fund may quote total return figures in sales material. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

         Average Annual Total Return will be computed as follows:

                               n
                   ERV = P(1+T)

         Where: P = the amount of an assumed initial investment in Fund shares T = average annual total return n = number of years from initial investment to the end of the period
                ERV = ending redeemable value of shares held at the end of the period

         Total Return and Average Annual Total Return of Class II Shares of the Fund will be calculated in the same way as for Class I Shares, but the performance of Class II Shares will likely be different from the performance of Class I Shares because the expense allocation for each class will be different. Because the expense ratio for Class II Shares is expected to be higher, the Total Return and Average Annual Total Return of Class II Shares are expected to be lower than for Class I Shares.

         Performance figures quoted by the Fund will assume reinvestment of all dividends and distributions, but will not take into account income taxes payable by shareholders. The Fund imposes no sales charge and pays no distribution ("12b-1") expenses. The Fund imposes a 2% redemption fee on the sale of Class I shares held less than 6 months from purchase. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

         All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund may also refer to publicity (including performance rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Fund include, but are not limited to, the following:

   Barron's                        Fortune                         The New York Times
   Business Week                   Global Finance                  Pensions and Investments
   Changing Times                  Investor's Business Daily       Personal Investor
   Chicago Tribune                 Kiplinger's Personal Finance    Smart Money
   Chicago Sun-Times               Los Angeles Times               Stanger Reports
   Crain's Chicago Business        Money                           Time
   Consumer Reports                Mutual Fund Letter              USA Today
   Consumer Digest                 Mutual Funds Magazine           U.S. News and World Report
   Financial World                 Morningstar                     The Wall Street Journal
   Forbes                          Newsweek                        Worth

         The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of the Fund may also be compared to the Morgan Stanley EAFE (Europe, Australia and Far East) Index*, a generally accepted benchmark for performance of major overseas markets, and to the following indexes or averages:


   Dow-Jones Industrial Average*       Wilshire 5000
   Standard & Poor's 500 Stock Index*  New York Stock Exchange Composite Index
   Standard & Poor's 400 Industrials   American Stock Exchange Composite Index
   Standard & Poor's Small Cap 600*    NASDAQ Composite
   Standard & Poor's Mid Cap 400*      NASDAQ Industrials
   Russell 2000


         In addition, the Fund may compare its performance to the following indexes and averages: Lipper International & Global Funds Average; Lipper International Fund Index; Lipper International Equity Funds Average; Morgan Stanley Capital International World ex the U.S. Index*; Morningstar International Stock Average.

         Lipper Indexes and Averages are calculated and published by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of more than 1,000 funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may also compare its performance or ranking against all funds tracked by Lipper or another independent service, including Morningstar, Inc.

         The Fund may cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from the fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk or both.

         To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks; small company stocks; long-term corporate bonds; long-term government bonds; intermediate-term government bonds; U.S. Treasury bills; and Consumer Price Index.


                               INVESTMENT ADVISER

         The Fund's investment adviser, Harris Associates L.P. (the "Adviser"), furnishes continuing investment supervision to the Fund and is responsible for overall management of the Fund's business affairs pursuant to an investment advisory agreement (the "Agreement"). The
----------------
* With dividends reinvested.

Adviser furnishes office space, equipment and personnel to the Funds, and assumes the expenses of printing and distributing the Funds' prospectus and reports to prospective investors.

         The Fund pays the cost of its custodial, stock transfer, dividend disbursing, bookkeeping, audit and legal services. The Fund also pays other expenses such as the cost of proxy solicitations, printing and distributing notices and copies of the prospectus and shareholder reports furnished to existing shareholders, taxes, insurance premiums, the expenses of maintaining the registration of the Fund's shares under federal and state securities laws and the fees of trustees not affiliated with the Adviser.

         The Adviser has voluntarily agreed to reimburse Class I Shares of the Fund to the extent that the annual ordinary operating expenses of that class exceed 1.75% of the average net assets of Class I Shares. The Adviser has also voluntarily agreed to reimburse Class II Shares of the Fund to the extent that the annual ordinary operating expenses of that class exceed 2.00% of the average net assets of Class II Shares. The agreement is effective through January 31, 2000, subject to earlier termination by the Adviser on 30 days' notice to the Fund.

         For the purpose of determining whether a share class of the Fund is entitled to any reduction in advisory fee or expense reimbursement, the pro rata portion of the Fund's expenses attributable to a share class of the Fund, is calculated daily and any reduction in fee or reimbursement is made monthly.

         For its services as investment adviser, the Adviser receives from the Fund a monthly fee at the annual rate of 1.00% of the Fund's average net assets based on the Fund's net assets at the end of the preceding month. Basing the fee on net assets at the end of the preceding month has the effect of (i) delaying the impact of changes in assets on the amount of the fee and (ii) in the first year of a fund's operation, reducing the amount of the aggregate fee by providing for no fee in the first month of operation.

         The Agreement for the Fund is for an initial term expiring September 30, 2000. The Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

         The Adviser is a limited partnership managed by its general partner, Harris Associates, Inc., whose directors are David G. Herro, Robert M. Levy, Roxanne M. Martino, Victor A. Morgenstern, Anita M. Nagler, William C. Nygren, Neal Litvack, Robert J. Sanborn and Peter S. Voss. Mr. Levy is the president and chief executive officer of Harris Associates, Inc.


                              TRUSTEES AND OFFICERS

The trustees and officers of the Trust and their principal business activities during the past five years are:


   NAME, ADDRESS, POSITION(S) WITH TRUST AND AGE
   AT SEPTEMBER 30, 1998                             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS#
   ---------------------                             ----------------------------------------------
   VICTOR A. MORGENSTERN*                            Chairman  of the Board,  HAI,  since 1996 and  President  prior
   Trustee and Chairman, 56                          thereto;  Chairman,  Harris Partners,  L.L.C.,  since September
                                                     1995

   MICHAEL J. FRIDUSS                                Principal,   M.J.   Friduss &   Associates, Inc.  (telecommunications
   Trustee, 56                                       consultants)
   c/o M.J. Friduss & Associates, Inc.
   1555 Museum Drive
   Highland Park, Illinois  60035

   THOMAS H. HAYDEN                                  Executive Vice President and director,  Bozell Worldwide,  Inc.
   Trustee, 47                                       (advertising and public relations)
   c/o Bozell Worldwide, Inc.
   625 North Michigan Avenue
   Chicago, Illinois  60611-3110

   CHRISTINE M. MAKI                                 Vice  President--Tax,   Hyatt  Corporation  (hotel  management)
   Trustee, 38                                       since  1995;  Tax  Manager,   Coopers &  Lybrand   (independent
   c/o Hyatt Corporation                             accountants), prior thereto
   200 West Madison Street
   Chicago, Illinois  60606

   ALLAN J. REICH                                    Senior  Partner  and  Chair  of  Corporate/Securities  Practice
   Trustee, 50                                       Group, D'Ancona & Pflaum (attorneys)
   c/o D'Ancona & Pflaum LLC
   111 E. Wacker Drive, Suite 2800
   Chicago, Illinois  60601

   MARV R. ROTTER                                    General Manager, Rotter & Associates (financial services)
   Trustee, 52
   c/o Rotter & Associates
   5 Revere Drive, Suite 400
   Northbrook, Illinois  60062-1571

   BURTON W. RUDER                                   President,  The Academy Group (venture capital  investments and
   Trustee, 55                                       transaction financing)
   c/o The Academy Group
   707 Skokie Boulevard, Suite 410
   Northbrook, Illinois  60062


                                       13

   PETER S. VOSS*                                    Chairman and Chief Executive  Officer,  Nvest  Companies,  Inc.
   Trustee, 52                                       and Nvest Companies, L.P.
   c/o Nvest Companies, L.P.
   399 Boylston Street
   Boston, Massachusetts  02116

   GARY N. WILNER, M.D.                              Senior  Attending  Physician,  Evanston  Hospital,  and Medical
   Trustee, 58                                       Director - CardioPulmonary Wellness Program,  Evanston Hospital
   c/o Evanston Hospital                             Corporation
   2650 Ridge Avenue
   Evanston, Illinois  60201

   ROBERT LEVY                                       President  and  Chief  Executive  Officer,   HAI,  since  1997;
   President, 48                                     Portfolio Manager, HALP prior thereto

   ROBERT J. SANBORN                                 Portfolio Manager and Analyst, HALP
   Executive Vice President
   and Portfolio Manager
   (The Oakmark Fund), 40

   DAVID G. HERRO                                    Portfolio Manager and Analyst, HALP
   Vice President and Portfolio Manager
   (The Oakmark International Fund and
   The Oakmark International Small Cap
   Fund), 38

   CLYDE S. MCGREGOR                                 Portfolio Manager and Analyst, HALP
   Vice President and Portfolio Manager (The
   Oakmark Equity and Income Fund), 46

   WILLIAM C. NYGREN                                 Portfolio Manager and Director of Research, HALP
   Vice president and Portfolio
   Manager (The Oakmark Select Fund), 40

   STEVEN J. REID                                    Portfolio Manager and Analyst, HALP
   Vice President and Portfolio Manager (The
   Oakmark Small Cap Fund), 42

   MICHAEL J. WELSH                                  Portfolio Manager and Analyst, HALP
   Vice President
   and Co-portfolio Manager (The Oakmark Global
   Fund, The Oakmark International Fund and The
   Oakmark International Small Cap Fund), 35

   GREGORY L. JACKSON                                Portfolio Manager and Analyst, HALP since July 1998; Portfolio
   Vice President and Co-Portfolio                   Manager and Analyst, Yacktman Asset management, prior thereto
   Manager (The Oakmark Global Fund), 32

   ANN W. REGAN                                      Director of Mutual Fund Operations,  HALP, since 1996;  Special
   Vice President-Shareholder Operations and         Projects  Assistant to the General  Counsel,  HALP,  1995-1996;
   Assistant Secretary, 50                           Deputy Corporation Counsel, City of Chicago, prior thereto

   DONALD TERAO                                      Secretary,  Treasurer and Chief Financial  Officer,  HAI, since
   Vice President - Finance, 49                      1995; Controller, HALP, prior thereto

   ANITA M. NAGLER                                   Vice President,  HAI, since 1994; General Counsel,  HALP, since
   Secretary, 42                                     1993

   KRISTI L. ROWSELL                                 Assistant  Treasurer,  HALP,  since  1996;  Tax and  Accounting
   Treasurer, 32                                     Manager,   HALP,  1995-1996;   Vice  President  and  Treasurer,
                                                     Calamos Asset Management, Inc., prior thereto
------------------------------------

      Unless otherwise noted, the business address of each officer and trustee listed in the table is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790.

# As used in this table, from and after September 29, 1995 "HALP" and "HAI" refer to the Adviser and the general partner of the Adviser, respectively, and prior to that date those terms refer to the Former Adviser and the general partner of the Former Adviser, respectively.


* Messrs. Morgenstern and Voss are trustees who are "interested persons" of the Trust as defined in the 1940 Act. They and Dr. Wilner are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions.

         The following table shows the compensation paid by the Trust for the year ended September 30, 1998 to each trustee who was not an "interested person" of the Trust:


                                                    AGGREGATE
                                                  COMPENSATION
          NAME OF TRUSTEE                        FROM THE TRUST*
--------------------------------------------------------------------------------
       Christine M. Maki                              $37,250
       Michael J. Friduss                              37,250
       Thomas H. Hayden                                37,750
       Allan J. Reich                                  37,750
       Marv R. Rotter                                  37,250
       Burton W. Ruder                                 35,250
       Gary N. Wilner, M.D.                            41,250

--------------------------------------------------------------------------------

*  The Trust is not part of a fund complex.

Other trustees who are "interested persons" of The Trust, as well as the officers of the Trust, are compensated by the Adviser and not by The Trust. The Trust does not provide any pension or retirement benefits to its trustees.

         The Trust has a deferred compensation plan (the "Plan") that permits any trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as a trustee for two or more years. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Oakmark Funds or the Goldman Sachs Institutional Liquid Assets Government Portfolio as designated by the trustee. At the time for commencing distributions from a trustee's deferral account, which is no later than when the trustee ceases to be a member of the board, the trustee may elect to receive distributions in a lump sum or over a period of five years. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.


                         PURCHASING AND REDEEMING SHARES

         Purchases and redemptions are discussed in the Fund's prospectus under the headings "How to Buy Shares," "How to Sell Shares," and "Fund Services."

         The net asset value per share Class I or Class II of the Fund is determined by the Trust's custodian, State Street Bank and Trust Company. The net asset value of Class I Shares of the Fund is determined by dividing the value of the assets attributable to Class I Shares of the Fund, less liabilities attributable to that class, by the number of Class I Shares outstanding. Similarly, the net asset value of Class II Shares of the Fund is determined by dividing the value of the assets attributable to Class II Shares of the Fund, less liabilities attributable to that class, by the number of Class II Shares outstanding. Securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported on the NASDAQ National Market System, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Other securities traded over-the-counter are also valued at the most recent bid quotations. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by or under the direction of the board of trustees. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean of the bid and offer prices of such currencies against U.S. dollars quoted by any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board.

         The Fund's net asset value is determined only on days on which the New York Stock Exchange is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

         Trading in the portfolio securities of non-U.S. issuers in the Fund's portfolio takes place in various foreign markets on certain days (such as Saturday) when the Fund is not open for business and does not calculate its net asset value. In addition, trading in the Fund's portfolio securities may not occur on days when the Fund is open. Therefore, the calculation of net asset value does not take place contemporaneously with the determinations of the prices of many of the Fund's portfolio securities and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

         Computation of net asset value (and the sale and redemption of the Fund's shares) may be suspended or postponed during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of a Fund not reasonably practicable.

         Shares of the Fund may be purchased through certain financial service companies, without incurring any transaction fee. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund may pay a portion of those fees, not to exceed the estimated fees that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees are paid by the Adviser.

         The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

         Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem at net asset value the shares of any shareholder whose account in the Fund has a value of less than the minimum amount specified by the board of trustees, which currently is $1,000. Before such a redemption, the shareholder will be notified that the account value is less than the minimum and will be allowed at least 30 days to bring the value of the account up to the minimum. The agreement and declaration of trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the board of trustees.

         The Adviser acts as a Service Organization for the Government Portfolio of Goldman Sachs Trust. For its services it receives a fee at the rate of up to .50% of the average annual net assets of each account in that portfolio. Transfer agency expenses associated with the services provided to the shareholders of those accounts are paid by the Adviser.

                           ADDITIONAL TAX INFORMATION

         GENERAL. The Fund intends to qualify to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. At the time of your purchase, the Fund's net asset value may reflect undistributed income, capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividends or capital gain distributions.

         Dividends and distributions paid by the Fund are not eligible for the dividends-received deduction for corporate shareholders to the extent that the Fund's income does not consist of dividends paid by United States corporations. Capital gain distributions paid by the Fund are never eligible for this deduction.

         Certain foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations are taxable as ordinary income. If the net effect of these transactions is a gain, the dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased.

         Income received by the Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the Fund's total assets at the close of its taxable year comprise securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

         The Fund intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and
(ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

                        TAXATION OF FOREIGN SHAREHOLDERS

         The Code provides that dividends from net income (which are deemed to include for this purpose each shareholder's pro rata share of foreign taxes paid by the Fund (see discussion of "pass through" of the foreign tax credit to U.S. shareholders), will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividend in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the Fund are not subject to tax unless the foreign shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.


                             PORTFOLIO TRANSACTIONS

         The Fund's portfolio transactions are placed with those securities brokers and dealers that the Adviser believes will provide the best value in transaction and research services for the Fund, either in a particular transaction or over a period of time. Subject to that standard, portfolio transactions for the Fund may be executed through Harris Associates Securities L.P. ("HASLP"), a registered broker-dealer and an affiliate of the Adviser.

         In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

         Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Adviser in managing the Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Adviser in advising the Fund.

         The Adviser is the principal source of information and advice to the Fund, and is responsible for making and initiating the execution of the investment decisions for the Fund. However, the board of trustees recognizes that it is important for the Adviser, in performing its responsibilities to the Fund, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Fund to take into account the value of the information received for use in advising the Fund. Consequently, the commission paid to brokers (other than HASLP) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Fund is not determinable. In addition, it is understood by the board of trustees that other clients of the Adviser might also benefit from the information obtained for the Fund, in the same manner that the Fund might also benefit from information obtained by the Adviser in performing services to others.

         HASLP may act as broker for the Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the board of trustees of the Trust. The board of trustees, including a majority of the trustees who are not "interested" trustees, has determined that portfolio transactions for the Fund may be executed through HASLP if, in the judgment of the Adviser, the use of HASLP is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, HASLP charges the Fund commission rates at least as favorable to the Fund as those charged by HASLP to comparable unaffiliated customers in similar transactions. The board of trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to HASLP are consistent with the foregoing standard. The Fund will not effect principal transactions with HASLP. In executing transactions through HASLP, the Fund will be subject to, and intends to comply with, section 17(e) of the 1940 Act and rules thereunder.

         The reasonableness of brokerage commissions paid by the Fund in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Fund's portfolio transactions are reviewed periodically by the board of trustees.

         The Fund's transactions in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise.

         Although investment decisions for the Fund are made independently from those for other investment advisory clients of the Adviser, it may develop that the same investment decision is made for both the Fund and one or more other advisory clients. If both the Fund and other clients purchase or sell the same class of securities within the same time period, the transactions will be allocated as to amount and price in a manner considered equitable to each over time.

         The Fund does not purchase securities with a view to rapid turnover. However, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including general conditions in the securities market, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. A high rate of portfolio turnover would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


                              DECLARATION OF TRUST

         The Agreement and Declaration of Trust under which the Trust has been organized ("Declaration of Trust") provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust disclaims liability of the shareholders, trustees and officers of the Trust for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for obligations of the Trust. Thus, although shareholders of a business trust may, under certain circumstances, be held personally liable under Massachusetts law for the obligations of the Trust, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one series of sustaining a loss on account of liabilities incurred by another series is also believed to be remote.

         The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with its own investment objective, policies and restrictions, as the board of trustees may authorize. Any such series of shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights or privileges as the trustees may determine. All shares of the Fund will be fully paid and non-assessable by the Trust and will have no preemptive or conversion rights. Each share of any class of the Fund is entitled to share pro rata in any dividends and other distributions of shares of that class declared by the board of trustees, to one vote per share in elections of trustees and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

         Each share is entitled to one vote on each matter presented to shareholders. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. On any matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series or class except when required by the Investment Company Act of 1940 or other applicable law, or when the board of trustees determines that the matter affects only the interests of one or more series or classes, in which case shareholder of the unaffected series or classes are not entitled to vote on such matters. All shares of the Trust are voted together in the election of trustees.


                                    CUSTODIAN

         State Street Bank and Trust Company, P.O. Box 8510, Boston Massachusetts 02266-8510 is the custodian for the Trust. It is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by authorized persons of the Trust. The custodian also performs certain portfolio accounting services for the Fund, for which the Fund pays the custodian a monthly fee. The custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Trust has authorized the custodian to deposit certain portfolio securities of the Fund in central depository systems as permitted under federal law. The Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


                         INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP, 33 West Monroe Street, Chicago, Illinois 60603, audits and reports on the Fund's annual financial statements, reviews certain regulatory reports and the Fund's federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

                           APPENDIX -- BOND RATINGS

         A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the credit-worthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S:

         Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in the Aaa bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

         A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings By Standard & Poor's:

         AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

         AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A. Debt rated A has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB-B-CCC-CC. Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C. This rating is reserved for income bonds on which no interest is being paid.

         D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         NOTE: The ratings from AA to B may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                                      A-2